Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Schedule of property, equipment, and accumulated depreciation

	December 31,	December 31,
	2020	2019
Equipment	$6,361,808	$5,336,011
Furniture and fixtures	6,981	6,981
Electronic and computer equipment	50,587	50,587
Vehicles	315,905	256,815
Land improvements	44,840	44,840
	6,780,121	5,695,234
Less accumulated depreciation	(3,129,046)	(2,254,961)
	3,651,075	3,440,273

Kiewit property facilities	2,497,436	2,497,436
Less accumulated amortization	(758,851)	(650,194)
	1,738,585	1,847,242

Total	$5,389,660	$5,287,515